Managed Volatility Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of March 31, 2023
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 64.18%
Communication Services - 3.94%
Alphabet, Inc., Class A *# 4,200 $ 435,666
Alphabet, Inc., Class C* 4,200 436,800
AT&T, Inc. 2,240 43,120
Comcast Corp., Class A 600 22,746
Meta Platforms, Inc.,
Class A* 400 84,776
Omnicom Group, Inc.# 600 56,604
Verizon Communications,
Inc. 900 35,001
Walt Disney Co. (The)* 565 56,574
Warner Bros Discovery,
Inc.* 541 8,169
1,179,456
Consumer Discretionary - 5.74%
Amazon.com, Inc.*# 5,200 537,108
AutoZone, Inc.* 100 245,815
eBay, Inc.# 500 22,185
Ford Motor Co. 2,500 31,500
General Motors Co.# 1,300 47,684
McDonald's Corp.# 1,800 503,298
NIKE, Inc., Class B# 600 73,584
Ross Stores, Inc. 500 53,065
Starbucks Corp.# 400 41,652
Tesla, Inc.* 600 124,476
Yum! Brands, Inc. 300 39,624
1,719,991
Consumer Staples - 4.91%
Archer-Daniels-Midland
Co. 400 31,864
Coca-Cola Co. (The) 1,700 105,451
Colgate-Palmolive Co. 400 30,060
Constellation Brands, Inc.,
Class A# 500 112,945
Costco Wholesale Corp.# 400 198,748
Dollar General Corp. 300 63,138
General Mills, Inc. 500 42,730
J M Smucker Co. (The) 400 62,948
Kimberly-Clark Corp.# 600 80,532
Kroger Co. (The)# 800 39,496
Mondelez International,
Inc., Class A 700 48,804
PepsiCo, Inc.# 2,500 455,750
Procter & Gamble Co.
(The)# 600 89,214
Target Corp. 300 49,689
Walmart, Inc. 400 58,980
1,470,349
Industry Company Shares Value
Energy - 8.46%
Antero Resources Corp.*# 2,200 $ 50,798
Cheniere Energy, Inc.# 3,300 520,080
Chesapeake Energy
Corp.# 3,000 228,120
Chevron Corp.# 798 130,202
ConocoPhillips# 3,487 345,945
Devon Energy Corp.# 4,200 212,562
EOG Resources, Inc.# 500 57,315
Exxon Mobil Corp.# 900 98,694
Kinder Morgan, Inc. 800 14,008
Marathon Petroleum
Corp.# 1,200 161,796
New Fortress Energy, Inc.# 3,300 97,119
Occidental Petroleum
Corp.# 7,260 453,242
Phillips 66# 593 60,118
Pioneer Natural Resources
Co. 100 20,424
Schlumberger NV 600 29,460
Valero Energy Corp.# 400 55,840
2,535,723
Financials - 6.54%
American Express Co. 300 49,485
Aon PLC, Class A 200 63,058
Bank of America Corp. 3,000 85,800
Berkshire Hathaway, Inc.,
Class B*# 760 234,665
BlackRock, Inc. 100 66,912
Capital One Financial
Corp. 200 19,232
Charles Schwab Corp.
(The) 800 41,904
Chubb, Ltd. 461 89,517
Citigroup, Inc. 810 37,981
Comerica, Inc. 300 13,026
Goldman Sachs Group,
Inc. (The) 200 65,422
Huntington Bancshares,
Inc. 3,200 35,840
JPMorgan Chase & Co.# 1,000 130,310
KeyCorp. 3,300 41,316
Marsh & McLennan Cos.,
Inc. 400 66,620
Mastercard, Inc., Class A# 600 218,046
Morgan Stanley# 800 70,240
PayPal Holdings, Inc.*# 800 60,752
PNC Financial Services
Group, Inc. (The) 500 63,550
Progressive Corp. (The) 420 60,085
S&P Global, Inc. 400 137,908

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2023
Quarterly Report | March 31, 2023 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
T Rowe Price Group, Inc. 200 $ 22,580
Truist Financial Corp. 300 10,230
U.S. Bancorp# 1,900 68,495
Visa, Inc., Class A# 600 135,276
Wells Fargo & Co.# 1,871 69,938
1,958,188
Health Care - 10.98%
Abbott Laboratories# 700 70,882
AbbVie, Inc.# 1,859 296,269
Amgen, Inc.# 500 120,875
Baxter International, Inc. 300 12,168
Becton Dickinson & Co. 173 42,824
Biogen, Inc.* 200 55,606
Bristol-Myers Squibb Co. 1,079 74,786
Cigna Group (The)# 1,199 306,381
CVS Health Corp.# 2,900 215,499
Danaher Corp. 200 50,408
DaVita, Inc.* 400 32,444
Elevance Health, Inc. 200 91,962
Embecta Corp. 34 956
Gilead Sciences, Inc. 400 33,188
Johnson & Johnson# 2,700 418,500
Medtronic PLC 400 32,248
Merck & Co., Inc.# 1,700 180,863
Pfizer, Inc. 1,700 69,360
Stryker Corp. 160 45,675
Thermo Fisher Scientific,
Inc.# 500 288,185
UnitedHealth Group, Inc.# 1,800 850,662
3,289,741
Industrials - 4.60%
3M Co. 500 52,555
Automatic Data
Processing, Inc.# 200 44,526
Carrier Global Corp. 540 24,705
Emerson Electric Co. 400 34,856
FedEx Corp.# 600 137,094
Hertz Global Holdings,
Inc.*# 11,000 179,190
Honeywell International,
Inc. 600 114,672
Ingersoll Rand, Inc. 16 931
Johnson Controls
International PLC# 954 57,450
L3Harris Technologies, Inc. 200 39,248
Lockheed Martin Corp. 270 127,637
Northrop Grumman
Corp.# 400 184,688
Industry Company Shares Value
Industrials (continued)
Otis Worldwide Corp. 270 $ 22,788
Raytheon Technologies
Corp.# 1,240 121,433
Trane Technologies PLC 200 36,796
Union Pacific Corp. 300 60,378
United Parcel Service, Inc.,
Class B 300 58,197
Waste Management, Inc. 500 81,585
1,378,729
Information Technology - 15.18%
Accenture PLC, Class A 200 57,162
Adobe, Inc.*# 600 231,222
Analog Devices, Inc. 200 39,444
Apple, Inc.# 10,000 1,649,000
Applied Materials, Inc.# 1,100 135,113
Broadcom, Inc. 210 134,723
Cisco Systems, Inc.# 2,000 104,550
Cognizant Technology
Solutions Corp.,
Class A# 700 42,651
Datadog, Inc., Class A*# 3,000 217,980
HP, Inc. 2,000 58,700
Intel Corp.# 1,400 45,738
International Business
Machines Corp. 200 26,218
Intuit, Inc. 200 89,166
Juniper Networks, Inc. 600 20,652
Micron Technology, Inc.# 2,100 126,714
Microsoft Corp.# 3,100 893,730
NVIDIA Corp.# 500 138,885
Oracle Corp.# 860 79,911
QUALCOMM, Inc.# 1,800 229,644
Salesforce, Inc.*# 700 139,846
Texas Instruments, Inc. 470 87,425
4,548,474
Materials - 1.69%
CF Industries Holdings,
Inc.# 3,000 217,470
Corteva, Inc. 33 1,990
Dow, Inc. 533 29,219
DuPont de Nemours, Inc. 400 28,708
Ecolab, Inc. 200 33,106
Freeport-McMoRan, Inc. 1,600 65,456
Linde PLC 300 106,632
Sherwin-Williams Co.
(The) 100 22,477
505,058

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2023
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Real Estate - 0.95%
American Tower Corp. 300 $ 61,302
Crown Castle, Inc.# 500 66,920
Equinix, Inc. 40 28,842
Prologis, Inc. 500 62,385
Public Storage 100 30,214
SBA Communications
Corp. 50 13,053
Welltower, Inc. 200 14,338
Weyerhaeuser Co. 300 9,039
286,093
Utilities - 1.19%
American Electric Power
Co., Inc. 400 36,396
Dominion Energy, Inc. 420 23,482
Duke Energy Corp. 383 36,948
NextEra Energy, Inc.# 2,500 192,700
Sempra Energy 330 49,883
Xcel Energy, Inc. 240 16,186
355,595
TOTAL COMMON STOCKS - 64.18% 19,227,397
(Cost $11,885,015)
Due Date
Discount Rate
or Coupon
Rate(a)
Principal
Amount Value
.
U.S. Government Obligations - 29.94%
U.S. Treasury Bills
- 29.94%
04/06/2023 0.574% $ 3,000,000 2,998,838
04/27/2023 0.190% 2,000,000 1,993,893
05/11/2023 0.103% 3,000,000 2,985,433
05/25/2023 0.205% 1,000,000 993,312
TOTAL U.S. GOVERNMENT OBLIGATIONS
- 29.94% 8,971,476
(Cost $8,969,174)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 3.80%
Fidelity Investments Money
Market Government
Portfolio Class I 4.72% 1,137,527
$ 1,137,527
TOTAL MONEY MARKET FUND - 3.80% 1,137,527
(Cost $1,137,527)
TOTAL INVESTMENTS BEFORE
OPTIONS WRITTEN - 97.92% 29,336,400
(Cost $21,991,716 )
Value
WRITTEN OPTIONS
- (2.42%)
TOTAL WRITTEN OPTIONS - (2.42%) $ (725,207)
(Premiums Received $(735,593))
TOTAL INVESTMENTS
-
95.50%
$ 28,611,193
(Cost $21,256,123)
Other Assets in Excess of Liabilities - 4.50% 1,348,206
NET ASSETS - 100.00% $ 29,959,399
# Security subject to call or put option written by the Fund.
* Non-income producing security.
(a) Rate represents the effective yield at purchase.
^ Rate disclosed as of March 31, 2023.
PLC - Public Limited Company

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

Quarterly Report | March 31, 2023 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Value
.
Exchange Traded Put Options Written - (0.68%)
Abbott Laboratories 15 $ (151,890) $ 100.00
06/16/23
$ (5,325)
Adobe, Inc. 9 (346,833) 340.00
06/16/23
(6,705)
Ameriprise Financial, Inc. 10 (306,500) 300.00
06/16/23
(15,000)
Antero Resources Corp. 95 (219,355) 21.00
07/21/23
(15,960)
Antero Resources Corp. 23 (53,107) 22.00
07/21/23
(4,784)
APA Corp. 70 (252,420) 40.00
04/21/23
(31,850)
Automatic Data Processing, Inc. 14 (311,682) 210.00
06/16/23
(7,000)
Cleveland-Cliffs, Inc. 40 (73,320) 22.00
06/16/23
(16,600)
CME Group, Inc. 16 (306,432) 185.00
04/21/23
(2,320)
CVS Health Corp. 10 (74,310) 80.00
06/16/23
(6,780)
Dropbox, Inc., Class A 40 (86,480) 22.00
04/21/23
(2,920)
Five Below, Inc. 15 (308,955) 200.00
05/19/23
(10,125)
General Motors Co. 90 (330,120) 33.00
06/16/23
(10,710)
JPMorgan Chase & Co. 24 (312,744) 125.00
07/21/23
(13,680)
Lamb Weston Holdings, Inc. 15 (156,780) 95.00
04/21/23
(1,110)
Lattice Semiconductor Corp. 10 (95,500) 85.00
04/21/23
(870)
Marathon Petroleum Corp. 25 (337,075) 120.00
04/21/23
(1,500)
Moderna, Inc. 20 (307,160) 150.00
06/16/23
(24,880)
NetApp, Inc. 10 (63,850) 65.00
06/16/23
(4,100)
Netflix, Inc. 10 (345,480) 315.00
04/21/23
(7,020)
Steel Dynamics, Inc. 15 (169,590) 100.00
05/19/23
(3,600)
Valero Energy Corp. 24 (335,040) 125.00
06/16/23
(11,280)
Total Exchange Traded Put Options Written (Premiums Received $(301,842))
$ (204,119)

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

bridgewayfunds.com
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Value
.
Exchange Traded Call Options Written - (1.74%)
AbbVie, Inc. 6 $ (95,622) $ 150.00
05/19/23
$ (6,480)
Adobe, Inc. 2 (77,074) 350.00
04/21/23
(7,310)
Alphabet, Inc., Class A 25 (259,325) 110.00
07/21/23
(12,625)
Amazon.com, Inc. 20 (206,580) 95.00
06/16/23
(25,880)
Amgen, Inc. 2 (48,350) 235.00
06/16/23
(2,730)
Antero Resources Corp. 21 (48,489) 22.00
07/21/23
(7,035)
Apple, Inc. 57 (939,930) 155.00
04/21/23
(62,700)
Applied Materials, Inc. 4 (49,132) 110.00
04/21/23
(5,400)
Berkshire Hathaway, Inc., Class B 2 (61,754) 310.00
04/21/23
(950)
CF Industries Holdings, Inc. 30 (217,470) 77.50
06/16/23
(9,000)
Cheniere Energy, Inc. 33 (520,080) 150.00
06/16/23
(44,550)
Chesapeake Energy Corp. 30 (228,120) 75.00
07/21/23
(22,800)
Chevron Corp. 3 (48,948) 165.00
06/16/23
(2,136)
Cigna Group (The) 5 (127,765) 270.00
07/21/23
(4,800)
Cigna Group (The) 4 (102,212) 260.00
07/21/23
(5,680)
Cisco Systems, Inc. 7 (36,593) 50.00
06/16/23
(2,492)
Cognizant Technology Solutions Corp., Class A 3 (18,279) 57.50
04/21/23
(1,170)
ConocoPhillips 23 (228,183) 105.00
05/19/23
(6,417)
Constellation Brands, Inc., Class A 2 (45,178) 220.00
06/16/23
(2,800)
Costco Wholesale Corp. 2 (99,374) 470.00
04/21/23
(5,804)
Crown Castle, Inc. 2 (26,768) 130.00
04/21/23
(1,160)
CVS Health Corp. 25 (185,775) 77.50
06/16/23
(4,700)
Datadog, Inc., Class A 30 (217,980) 70.00
06/16/23
(28,500)
Devon Energy Corp. 29 (146,769) 60.00
06/16/23
(2,610)
Devon Energy Corp. 13 (65,793) 50.00
07/21/23
(6,357)
eBay, Inc. 2 (8,874) 42.50
05/19/23
(690)
EOG Resources, Inc. 2 (22,926) 116.00
06/16/23
(1,440)
Exxon Mobil Corp. 3 (32,898) 105.00
07/21/23
(2,955)
FedEx Corp. 2 (45,698) 230.00
07/21/23
(2,830)
Hertz Global Holdings, Inc. 110 (179,190) 17.50
06/16/23
(10,560)
Intel Corp. 6 (19,602) 30.00
04/21/23
(1,752)
Johnson & Johnson 17 (263,500) 155.00
07/21/23
(11,645)
Johnson Controls International PLC 3 (18,066) 60.00
07/21/23
(1,200)
Kimberly-Clark Corp. 3 (40,266) 130.00
06/16/23
(2,220)
Kroger Co. (The) 3 (14,811) 45.00
04/21/23
(1,329)
Marathon Petroleum Corp. 4 (53,932) 135.00
07/21/23
(4,240)
Mastercard, Inc., Class A 2 (72,682) 350.00
06/16/23
(5,410)
McDonald's Corp. 13 (363,493) 270.00
06/16/23
(22,230)
Merck & Co., Inc. 6 (63,834) 110.00
07/21/23
(2,310)
Micron Technology, Inc. 7 (42,238) 55.00
06/16/23
(5,502)
Microsoft Corp. 9 (259,470) 260.00
06/16/23
(32,040)
Morgan Stanley 3 (26,340) 90.00
07/21/23
(1,410)
New Fortress Energy, Inc. 33 (97,119) 35.00
06/16/23
(3,960)
NextEra Energy, Inc. 7 (53,956) 75.00
05/19/23
(3,150)
NIKE, Inc., Class B 3 (36,792) 120.00
07/21/23
(3,030)
Northrop Grumman Corp. 2 (92,344) 455.00
05/19/23
(4,420)
NVIDIA Corp. 2 (55,554) 275.00
07/21/23
(6,500)

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

Quarterly Report | March 31, 2023 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Value
Exchange Traded Call Options Written (continued)
Occidental Petroleum Corp. 44 $ (274,692) $ 62.50
05/19/23
$ (15,620)
Occidental Petroleum Corp. 25 (156,075) 62.50
06/16/23
(11,000)
Omnicom Group, Inc. 2 (18,868) 92.50
04/21/23
(700)
Oracle Corp. 3 (27,876) 85.00
06/16/23
(2,985)
PayPal Holdings, Inc. 4 (30,376) 77.50
04/21/23
(764)
PepsiCo, Inc. 16 (291,680) 175.00
04/21/23
(13,440)
PepsiCo, Inc. 3 (54,690) 170.00
04/21/23
(3,876)
Phillips 66 2 (20,276) 105.00
05/19/23
(680)
Procter & Gamble Co. (The) 2 (29,738) 140.00
06/16/23
(2,064)
QUALCOMM, Inc. 6 (76,548) 120.00
05/19/23
(7,122)
Raytheon Technologies Corp. 4 (39,172) 105.00
05/19/23
(232)
Salesforce, Inc. 3 (59,934) 165.00
05/19/23
(11,022)
Starbucks Corp. 2 (20,826) 105.00
06/16/23
(970)
Thermo Fisher Scientific, Inc. 2 (115,274) 550.00
06/16/23
(10,000)
U.S. Bancorp 6 (21,630) 42.50
06/16/23
(240)
UnitedHealth Group, Inc. 13 (614,367) 480.00
06/16/23
(25,740)
Visa, Inc., Class A 2 (45,092) 225.00
04/21/23
(980)
Wells Fargo & Co. 6 (22,428) 40.00
06/16/23
(744)
Total Exchange Traded Call Options Written (Premiums Received $(433,751))
$ (521,088)

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

bridgewayfunds.com
Summary of inputs used to value the Fund’s investments as of 3/31/2023 :
Assets Table
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks (a) $ 19,227,397 $ – $ – $ 19,227,397
U.S.
Government
Obligations – 8,971,476 – 8,971,476
Money Market
Fund 1,137,527 – – 1,137,527
TOTAL
$20,364,924 $8,971,476 $– $29,336,400
Liabilities Table
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Written
Options $ (623,093) $ (102,114) $ – $ (725,207)
TOTAL
$(623,093) $(102,114) $– $(725,207)
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.